NOTES PAYABLE (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 11, 2023	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Net proceeds				$ 275,000
Bridge Agreement [Member]
Short-Term Debt [Line Items]
Net proceeds	$ 500,000
Debt discount	$ 112,500		168,250
Debt instrument Percentage	5.00%
Debt instrument maturity date	Mar. 11, 2024
Amortization amount			77,625	90,625
Interest expense			$ 79,314	$ 103,615
Bridge Agreement [Member] | Bridge Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 625,000
Notes payable related party	281,250
Net proceeds	500,000
Debt discount	$ 112,500
Debt instrument Percentage	5.00%
Debt instrument maturity date	Mar. 11, 2024
Debt discount		$ 168,250
Amortization amount		90,625
Interest expense		$ 79,314
Bridge Agreement [Member] | Senior Secured Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 625,000
Notes payable related party	$ 281,250